Mining Interests - Acquisition of Tintic Consolidated Metals LLC (Details) - Tintic Consolidated Metals LLC $ in Thousands, $ in Millions		12 Months Ended
	May 22, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 CAD ($)	May 27, 2022 USD ($)	May 27, 2022 CAD ($)	May 22, 2022 CAD ($)
Acquisition of Tintic Consolidated Metals LLC
Percentage of royalties issued	2.00%
Percentage of NSR Royalties Issued	50.00%
Exercisable term	5 years
Deferred payments	$ 12.5				$ 12.5		$ 15,900
General and administrative expenses			$ 6,400
Total consideration paid		$ 156.6		$ 199,500		$ 199,473
Revenues		$ 22.7	$ 1,400